Mineral Properties	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Mineral Properties

Green Giant Property, Madagascar, Africa

On August 22, 2007, the Company entered into a joint venture agreement with Madagascar Minerals and Resources Sarl ("MMR"), a Madagascar incorporated company. The joint venture was established with the Company owning a 75% interest and MMR owning a 25% interest in the Green Giant Property. In order to acquire the 75% interest, the Company paid a total of $765,000, issued 1,250,000 common shares and 500,000 now expired share purchase warrants. Further, on December 10, 2007, the Company issued 1,250,000 common shares valued at $375,000 and 500,000 now expired share purchase warrants. As it has not yet determined whether the property has probable or proven reserves, the Company recognized an impairment loss during fiscal 2008 totaling $1,200,560 which represented the total cash paid and the value of common shares and share purchase warrants issued.

On July 9, 2009, the Company entered into an agreement with MMR to acquire the remaining 25% interest for $100,000. At this point the joint venture with MMR was terminated. MMR retains a 2% net smelter return (“NSR”). The NSR on this 25% portion can be acquired by the Company for $500,000 in cash or common shares for the first 1% and at a price of $1,000,000 in cash or common shares for the second 1% at the Company's option.

Malagasy Joint Venture Ground, Madagascar, Africa

On December 14, 2011, the Company entered into a Definitive Joint Venture Agreement (“JVA”) with Malagasy Minerals Limited (“Malagasy”) (Australian Stock Exchange: MGY) to acquire a 75% interest to explore and develop a defined group of industrial minerals (which includes graphite, vanadium as well as approximate 25 other minerals). Malagasy will retain its 25% interest. The new land position covers an area totaling 2,119 research permits and 827.7 square kilometres. This land portfolio is mainly adjacent to the south and east of the Company's Green Giant Property in the country of Madagascar. Under the terms of the JVA, the Company paid Malagasy a total of $2,261,690 and issued 7,500,000 of the Company's shares valued at $1,350,000. Malagasy has a free carried interest until the Company delivers a Bankable Feasibility Study (“BFS”). Upon the delivery of a BFS, Malagasy will be required to contribute its 25% interest in the development and mining operations. Should either party's interest subsequently fall below 10%, their position will be diluted to a 2% NSR. As it has not yet determined whether the property has probable or proven reserves, the Company recognized an impairment loss during fiscal 2012 totaling $3,770,129 which represented the total cash paid and the value of common shares issued as well as legal and other professional fees paid.

Sagar Property - Romanet Horst, Labrador Trough, Quebec, Canada

The Company holds 219 claims located in northern Quebec, Canada which were acquired from Virginia Mines Inc. ("Virginia") on May 2, 2006. Virginia retains a 2% NSR on the ground.